PUTNAM GLOBAL GROWTH AND INCOME FUND

                 Prospectus Supplement dated April 7, 1997
                   to Prospectus dated December 31, 1996

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------
Justin M. Scott      1995         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Hugh Mullin          1995         Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1986.

George W. Stairs     1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1994.  Prior
                                  to July, 1994, Mr. Stairs was
                                  an Associate at Value Quest
                                  Ltd.



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